CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH AND CASH EQUIVALENTS
Cash at bank and on hand	$ 840	$ 1,707
Short-term deposits with original maturity of less than three months	464	1,235
Total cash and cash equivalents	1,304	2,942	$ 3,614	$ 6,342
Restricted cash	0
Investments in money market funds	$ 91	578
Uzbekistan
CASH AND CASH EQUIVALENTS
Restricted cash		347
Short and long term restricted deposits at financial institutions		372
Ukraine
CASH AND CASH EQUIVALENTS
Restricted cash		$ 3